UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3896

FPA U.S. Value Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT		MARK D. PERLOW, ESQ.
FPA U.S. Value Fund, Inc.		DECHERT LLP
11601 WILSHIRE BLVD., STE 1200		ONE BUSH STREET STE. 1600
LOS ANGELES, CALIFORNIA 90025		SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

ITEM 1. Schedule of Investments.

FPA U.S. VALUE FUND, INC.

PORTFOLIO OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INTERNET MEDIA — 11.2%
Alphabet, Inc. (Class C)(a)	5,700	$5,881,203
Facebook, Inc. (Class A)(a)	16,950	2,708,441
		$8,589,644
AIRCRAFT & PARTS — 7.5%
Airbus SE (France)	24,250	$2,798,842
Arconic, Inc.	34,850	802,944
Boeing Co. (The)	2,500	819,700
United Technologies Corporation	10,450	1,314,819
		$5,736,305
DIVERSIFIED BANKS — 6.7%
Bank of America Corporation	40,000	$1,199,600
Citigroup, Inc.	32,750	2,210,625
JPMorgan Chase & Co.	16,000	1,759,520
		$5,169,745
COMMUNICATIONS EQUIPMENT — 5.5%
Apple, Inc.	17,000	$2,852,260
Cisco Systems, Inc.	31,800	1,363,902
		$4,216,162
MANAGED CARE — 4.8%
Aetna, Inc.	6,800	$1,149,200
Anthem, Inc.	7,350	1,614,795
UnitedHealth Group, Inc.	4,400	941,600
		$3,705,595
COURIER SERVICES — 3.8%
FedEx Corp.	5,600	$1,344,616
United Parcel Service, Inc. (Class B)	15,000	1,569,900
		$2,914,516
CONSUMER FINANCE — 3.5%
American Express Co.	4,800	$447,744
Mastercard, Inc. (Class A)	5,700	998,412
Visa, Inc. (A Shares)	10,650	1,273,953
		$2,720,109
MEDICAL DEVICES — 3.3%
Abbott Laboratories	20,800	$1,246,336
Medtronic plc (Ireland)	16,400	1,315,608
		$2,561,944
COMML & RES BLDG EQUIP & SYS — 3.1%
Honeywell International, Inc.	9,100	$1,315,041
Ingersoll-Rand plc	12,700	1,085,977
		$2,401,018
ENTERTAINMENT CONTENT — 2.9%
CBS Corporation (Class B)	8,200	$421,398
Naspers Ltd. (N Shares ADR) (South Africa)	16,000	802,880
Twenty-First Century Fox, Inc. (Class A)	15,000	550,350
Walt Disney Co. (The)	4,500	451,980
		$2,226,608

	Shares	Fair Value
INFRASTRUCTURE SOFTWARE — 2.8%
Microsoft Corporation	17,000	$1,551,590
Oracle Corporation	13,650	624,488
		$2,176,078
HOME PRODUCTS STORES — 2.6%
Home Depot, Inc. (The)	4,400	$784,256
Lowe’s Cos., Inc.	13,500	1,184,625
		$1,968,881
BASIC & DIVERSIFIED CHEMICALS — 2.3%
DowDuPont, Inc.	27,300	$1,739,283

P&C INSURANCE — 1.9%
Berkshire Hathaway, Inc. (Class A)(a)	5	$1,495,500

LARGE PHARMA — 1.7%
Johnson & Johnson	10,400	$1,332,760

RAIL FREIGHT — 1.7%
Union Pacific Corp.	9,800	$1,317,414

INSURANCE BROKERS — 1.6%
Aon plc (Britain)	4,500	$631,485
Willis Towers Watson plc (Britain)	4,100	623,979
		$1,255,464
INVESTMENT MANAGEMENT — 1.6%
BlackRock, Inc.	2,250	$1,218,870

CRUISE LINES — 1.6%
Carnival Corp.	11,800	$773,844
Norwegian Cruise Line Holdings, Ltd.(a)	8,400	444,948
		$1,218,792
INSTITUTIONAL BROKERAGE — 1.5%
Morgan Stanley	21,700	$1,170,932

CABLE & SATELLITE — 1.5%
Comcast Corp. (Class A)	34,000	$1,161,780

HOMEBUILDERS — 1.5%
Lennar Corp. (Class A)	19,700	$1,161,118

ENTERTAINMENT FACILITIES — 1.3%
Madison Square Garden Co. (The) (Class A)(a)	4,025	$989,345

SPECIALTY CHEMICALS — 1.2%
Akzo Nobel NV (Netherlands)	5,350	$505,172

	Shares	Fair Value
Axalta Coating Systems Ltd.(a)	13,500	407,565
		$912,737
AIRLINES — 1.1%
Delta Air Lines, Inc.	8,300	$454,923
Southwest Airlines Co.	7,300	418,144
		$873,067
AUTOMOTIVE RETAILERS — 1.1%
O’Reilly Automotive, Inc.(a)	3,500	$865,830

INSTL TRUST FIDUCIARY & CUSTODY — 1.1%
State Street Corp.	8,300	$827,759

DEFENSE PRIMES — 1.1%
General Dynamics Corp.	1,850	$408,665
Lockheed Martin Corp.	1,200	405,516
		$814,181
PRIVATE EQUITY — 1.0%
Blackstone Group LP (The)	12,200	$389,790
KKR & Co. LP	19,600	397,880
		$787,670
E-COMMERCE DISCRETIONARY — 1.0%
JD.com, Inc. (ADR) (China)(a)	19,400	$785,506

HEALTH CARE SERVICES — 0.8%
Laboratory Corp. of America Holdings(a)	3,700	$598,475

LIFE SCIENCE EQUIPMENT — 0.6%
Thermo Fisher Scientific, Inc.	2,350	$485,181

INFORMATION TECHNOLOGY SERVICES — 0.6%
Accenture plc (Class A) (Ireland)	2,900	$445,150

AUTOMOBILES — 0.5%
Porsche Automobil Holding SE (Germany)	4,937	$410,044

HEALTH CARE FACILITIES — 0.5%
HCA Holdings, Inc.	4,200	$407,400

MASS MERCHANTS — 0.5%
Dollar General Corporation	4,200	$392,910

HEALTH CARE SUPPLY CHAIN — 0.5%
AmerisourceBergen Corporation	4,400	$379,324

	Shares or Principal Amount	Fair Value
PROFESSIONAL SERVICES — 0.4%
IWG plc (Switzerland)	100,000	$320,866

OTHER COMMON STOCKS — 1.1%		$868,404

TOTAL COMMON STOCKS — 89.0% (Cost $61,315,642)		$68,622,367

CLOSED END FUND — 1.1%
Altaba, Inc.(a) (Cost 823,734)	12,150	$899,586

TOTAL WRITTEN OPTIONS — (0.0)% (Premiums received $30,461)		$(36,960)

TOTAL INVESTMENT SECURITIES — 90.1% (Cost $62,108,915)		$69,484,993

SHORT-TERM INVESTMENTS — 11.7%
State Street Bank Repurchase Agreement — 0.28% 4/2/2018
(Dated 03/29/2018, repurchase price of $9,013,280, collateralized by $9,365,000 principal amount U.S. Treasury Notes - 2.25% 2024, fair value $9,195,653)	$9,013,000	$9,013,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,013,000)		$9,013,000

TOTAL INVESTMENTS — 101.8% (Cost $71,121,915)		$78,497,993
Other Assets and Liabilities, net — (1.8)%		(1,395,232)
NET ASSETS — 100.0%		$77,102,761

(a)Non-income producing security.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Strike Price	Expiration Month	Notional Amount	Premiums Received	Value
Dollar General Corporation	Link Brokers Derivatives Corp	42	$95	January 2019	4,200	$(30,461)	$(36,960)

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of March 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$8,589,644	$—	$—	$8,589,644
Aircraft & Parts	5,736,305	—	—	5,736,305
Diversified Banks	5,169,745	—	—	5,169,745
Communications Equipment	4,216,162	—	—	4,216,162
Managed Care	3,705,595	—	—	3,705,595
Courier Services	2,914,516	—	—	2,914,516
Consumer Finance	2,720,109	—	—	2,720,109
Medical Devices	2,561,944	—	—	2,561,944
Comml & Res Bldg Equip & Sys	2,401,018	—	—	2,401,018
Entertainment Content	2,226,608	—	—	2,226,608
Infrastructure Software	2,176,078	—	—	2,176,078
Home Products Stores	1,968,881	—	—	1,968,881
Basic & Diversified Chemicals	1,739,283	—	—	1,739,283
P&C Insurance	1,495,500	—	—	1,495,500
Large Pharma	1,332,760	—	—	1,332,760
Rail Freight	1,317,414	—	—	1,317,414
Insurance Brokers	1,255,464	—	—	1,255,464
Investment Management	1,218,870	—	—	1,218,870
Cruise Lines	1,218,792	—	—	1,218,792
Institutional Brokerage	1,170,932	—	—	1,170,932
Cable & Satellite	1,161,780	—	—	1,161,780
Homebuilders	1,161,118	—	—	1,161,118
Entertainment Facilities	989,345	—	—	989,345
Specialty Chemicals	912,737	—	—	912,737
Airlines	873,067	—	—	873,067
Automotive Retailers	865,830	—	—	865,830
Instl Trust Fiduciary & Custody	827,759	—	—	827,759
Defense Primes	814,181	—	—	814,181
Private Equity	787,670	—	—	787,670
E-Commerce Discretionary	785,506	—	—	785,506
Health Care Services	598,475	—	—	598,475
Life Science Equipment	485,181	—	—	485,181
Information Technology Services	445,150	—	—	445,150
Automobiles	410,044	—	—	410,044
Health Care Facilities	407,400	—	—	407,400
Mass Merchants	392,910	—	—	392,910
Health Care Supply Chain	379,324	—	—	379,324
Professional Services	320,866	—	—	320,866
Other Common Stocks	868,404	—	—	868,404
Closed End Fund	899,586	—	—	899,586
Short-Term Investment	—	9,013,000	—	9,013,000
	$69,521,953	$9,013,000	$—	$78,534,953
Equity Options (equity risk)	$—	$(36,960)	$—	$(36,960)

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended March 31, 2018.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2018 (excluding short-term investments), was $62,276,500 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$8,143,916
Gross unrealized depreciation:	(935,423)
Net unrealized appreciation:	$7,208,493

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)           The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA U.S. VALUE FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: May 30, 2018

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: May 30, 2018